Financial instruments - Classes of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Classes Of Financial Instruments [Abstract]
Cash and cash equivalents	$ 77,292	$ 109,295	$ 166,775	$ 166,684
Accounts receivable and accrued revenues	42,212	34,461
Total financial assets	119,504	143,756
Financial liabilities
Accounts payable and accrued expenses	17,427	12,378
Derivative financial liabilities, current	545	2,257
Current portion long-term debt	65,053	57,521
Long-term debt	721,151	643,974
Derivative financial liabilities, non-current	0	442
Total	$ 804,177	$ 716,572